UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   8/08/2003
--------------------                   ------------                   ---------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           42
                                         -----------
Form 13F Information Table Value Total:  $   534,150
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ABERCROMBIE & FITCH CO         CL A             002896207    24682  868787 SH       SOLE              868787      0    0
AFC ENTERPRISES                COM              00104Q107     3397  207500 SH       SOLE              207500      0    0
ALBERTSONS INC                 COM              013104104     7680  400000 SH       SOLE              400000      0    0
ANGIOTECH PHARMACEUTICALS INC  CALL             034918902     2164  307000     CALL SOLE              307000      0    0
AUTOMATIC DATA PROCESSING INC  COM              053015103    21369  631100 SH       SOLE              631100      0    0
CARMAX INC                     COM              143130102    20234  671108 SH       SOLE              671108      0    0
CARMAX INC                     CALL             143130902      350  250000     CALL SOLE              250000      0    0
CENDANT CORP                   COM              151313103    25258 1378719 SH       SOLE             1378719      0    0
CINCINNATI BELL INC            COM              171871106    15430 2302992 SH       SOLE             2302992      0    0
CLOROX CO DEL                  COM              189054109    10552  247400 SH       SOLE              247400      0    0
CP HOLDERS                     DEP RCPTS CP     12616K106    32098  635601 SH       SOLE              635601      0    0
DAVITA INC                     COM              23918K108     4563  170400 SH       SOLE              170400      0    0
DUN & BRADSTREET CORP DEL NEW  COM              26483E100    22966  558787 SH       SOLE              558787      0    0
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     5288  315720 SH       SOLE              315720      0    0
FEDERAL HOME LN MTG CORP       COM              313400301    10154  200000 SH       SOLE              200000      0    0
FIDELITY NATL FINL INC         COM              316326107    10578  343900 SH       SOLE              343900      0    0
FIRST TENN NATL CORP           PUT              337162951      140   45000     PUT  SOLE               45000      0    0
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208     3390  296092 SH       SOLE              296092      0    0
HASBRO INC                     COM              418056107    16495  943108 SH       SOLE              943108      0    0
JACUZZI BRANDS INC             COM              469865109     4526  855500 SH       SOLE              855500      0    0
KMART HOLDING CORP             COM              498780105     4723  175000 SH       SOLE              175000      0    0
MCDONALDS CORP                 COM              580135101    39225 1778100 SH       SOLE             1778100      0    0
MGM MIRAGE                     COM              552953101    13597  397800 SH       SOLE              397800      0    0
MOODYS CORP                    CALL             615369905      141  157000     CALL SOLE              157000      0    0
NATIONAL CITY CORP             PUT              635405953      210  100000     PUT  SOLE              100000      0    0
NEW CENTURY FINANCIAL CORP     PUT              64352D951     1288  250000     PUT  SOLE              250000      0    0
PEPSI BOTTLING GROUP INC       COM              713409100    11268  562850 SH       SOLE              562850      0    0
PMI GROUP INC                  COM              69344M101     4026  150000 SH       SOLE              150000      0    0
PROVIDENT FINL GROUP INC       COM              743866105     9114  353954 SH       SOLE              353954      0    0
PROVIDIAN FINL INC             NOTE 2/1         74406AAB8    15620  355000 PRN      SOLE              355000      0    0
R H DONNELLEY CORP             COM NEW          74955W307    26403  723976 SH       SOLE              723976      0    0
RADIOSHACK CORP                COM              750438103    10945  416000 SH       SOLE              416000      0    0
REEBOK INTL LTD                COM              758110100    30068  894087 SH       SOLE              894087      0    0
RENAL CARE GROUP INC           COM              759930100     7869  223500 SH       SOLE              223500      0    0
RENT A CTR INC NEW             COM              76009N100    27216  359000 SH       SOLE              359000      0    0
SAKS INC                       COM              79377W108    10208 1052353 SH       SOLE             1052353      0    0
SHIRE PHARMACEUTICALS GRP PLC  SPONSORED ADR    82481R106     9796  495996 SH       SOLE              495996      0    0
UNITED AUTO GROUP INC          COM              909440109    23027 1057243 SH       SOLE             1057243      0    0
UNITED STATES STL CORP NEW     COM              912909108    24858 1518511 SH       SOLE             1518511      0    0
UNIVERSAL HLTH SVCS INC        CL B             913903100     3962  100000 SH       SOLE              100000      0    0
UNUMPROVIDENT CORP             COM              91529Y106    17828 1329459 SH       SOLE             1329459      0    0
WESTERN WIRELESS CORP          CL A             95988E204     1444  125000 SH       SOLE              125000      0    0


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